Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                         Premier

Equity 500 Index

Formerly BT Institutional Equity 500 Index Fund


A Member of the
Deutsche Bank Group
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

Equity 500 Index -- Premier
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .............................   3

              EQUITY 500 INDEX -- PREMIER
                Statement of Assets and Liabilities ..............   6
                Statement of Operations ..........................   7
                Statements of Changes in Net Assets ..............   8
                Financial Highlights .............................   9
                Notes to Financial Statements ....................  10

              EQUITY 500 INDEX PORTFOLIO
                Schedule of Portfolio Investments ................  12
                Statement of Assets and Liabilities ..............  18
                Statement of Operations ..........................  19
                Statements of Changes in Net Assets ..............  20
                Financial Highlights .............................  21
                Notes to Financial Statements ....................  22


                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2
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Equity 500 Index -- Premier
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LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Equity 500 Index -- Premier (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to Equity 500 Index -- Premier. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
THE S&P 500 INDEX TURNED IN VIRTUALLY FLAT PERFORMANCE FOR THE FIRST SIX MONTHS OF 2000, WITH A SEMI-ANNUAL RETURN OF -0.42%.
o Equity markets struggled, weighed down at first by fears of economic overheating and higher interest rates and then by concerns about profit growth in a slowing economic environment.
o The market remained extremely narrow throughout, but, interestingly, Microsoft alone more than accounted for the largely flat return. o On a sector basis, only four sectors -- energy, health care, technology, and utilities -- bettered the Index's semi-annual return. Energy and utilities were obvious defensive sectors favored during the prolonged Federal Reserve Board watch. Health care was the best performing sector during the six months.
o As has been the case for the past several years, large-capitalization growth-oriented stocks outperformed their value counterparts for the semi-annual period.
o Large cap stocks underperformed small and mid cap stocks.

DURING THE FIRST  QUARTER,  THE S&P 500 INDEX GAINED 2.29%,  BUT  VOLATILITY WAS
HIGH.
o At the lowest point of the quarter, February 25, the Index was down 8% from the beginning of the year. In March, the Index rose 9.78%, registering the highest monthly gain in nine years.
o The technology sector dominated the Index, although within the sector, the disparity in returns was significant. Intel Corp. and Cisco Systems, Inc. were the top positive contributors to the Index on a capitalization basis, while Microsoft, Lucent Technologies, Yahoo! and America Online were among the top negative contributors on a capitalization basis. One third of the stocks in this sector had a negative return.
o Utilities and financials had strong results. Weaker performing sectors included basic materials, consumer cyclicals and consumer staples.
o The quarter saw high turnover in the Index as 9 companies were replaced and 19 changed the number of their outstanding shares.

THE S&P 500 INDEX POSTED A -2.66% DECLINE FOR THE SECOND QUARTER OF 2000, AS VIRTUALLY ALL MAJOR US EQUITY INDICES WERE DOWN DRAMATICALLY DUE TO BOTH THE NASDAQ COMPOSITE CORRECTION THAT BEGAN IN MARCH AND CARRIED INTO APRIL AND THE MORE AGGRESSIVE INTEREST RATE HIKE BY THE FEDERAL RESERVE BOARD IN MAY.
o Weakness in technology stocks led the market decline in April, and volatility continued in May with more market swings on failed surges of investor confidence. The market finally found its footing in June when the Fed decided to hold interest rates steady on the back of signs of a slowing economy.
o Health care was the best performing S&P sector for the quarter. Other top performing sectors included utilities and consumer staples. Technology, communication services, consumer cyclicals, and basic materials were the weakest sectors.
o Best performing stocks included Nabisco Group, St. Jude Medical, and Reebok International. Citrix Systems, Novell, and QUALCOMM were the worst stock performers.
o The second quarter saw high turnover in the Index as 16 companies were replaced and 20 changed the number of their outstanding shares.

  TEN LARGEST STOCK HOLDINGS
  (percentages are based on market value of total investments in the Portfolio)

  General Electric Co. .........................   4.07%
  IntelCorp. ...................................   3.50
  Cisco Systems, Inc. ..........................   3.45
  Microsoft Corp. ..............................   3.27
  Pfizer,Inc. ..................................   2.36
  Exxon Mobil Corp. ............................   2.14
  Wal-Mart Stores, Inc. ........................   2.01
  Oracle Corp. .................................   1.87
  Nortel Networks Corp. ........................   1.58
  Citigroup,Inc. ...............................   1.57

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                                        3

Equity 500 Index -- Premier
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

INVESTMENT REVIEW
It is well worth noting that the Fund was ranked 15 out of 119 funds for the one year period and 3 out of 45 funds for the five year period ended June 30, 2000 by Lipper Inc. in the S&P 500 Index Average5. The Fund was rated four-stars from Morningstar(TM) based on its overall performance as of June 30, 2000 out of 3,642 domestic equity funds.1

MANAGER OUTLOOK
Going forward, we continue to view the most likely outcome for the U.S. economy to be a "soft landing." That is, we still expect that a combination of higher interest rates relative to a year ago, moderating equity markets, and higher oil prices may bring demand more in line with the economy's supply potential by late 2000/early 2001, thus keeping inflation pressures from becoming too entrenched. Though encouraged by recent hints of cooling demand, we remain unconvinced that a sufficient, long-lasting economic slowdown will occur without some further tightening by the Federal Reserve Board after a few months' pause and a longer period of consolidation in

  PORTFOLIO DIVERSIFICATION
  By Sectors as of June 30, 2000
  (percentages are based on market value of total investments in the Portfolio)

  Technology ..................................   33%
  Financial ...................................   13
  Healthcare ..................................   12
  Consumer Staples ............................   10
  Capital Goods ...............................    8
  Consumer Cyclicals ..........................    7
  Communications Services .....................    7
  Energy ......................................    5
  Basic Materials .............................    2
  Utilities ...................................    2
  Transportation ..............................    1

                                      CUMULATIVE TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS

   Periods ended          Past 6    Past 1    Past 3   Past 5      Since   Past 1    Past 3   Past 5       Since
   June 30, 2000          months      year     years    years  inception     year     years    years   inception

 Equity 500 Index
   Premier2
   (inception 12/31/92)   (0.54)%    7.06%     70.94%  189.44%   287.49%    7.06%    19.57%    23.68%    19.80%
-----------------------------------------------------------------------------------------------------------------
 S&P 500 Index3           (0.42)%    7.24%     71.35%  190.84%   289.95%    7.24%    19.66%    23.80%    19.89%
 Lipper S&P 500
   Index Average4         (0.85)%    6.58%     68.57%  184.23%   278.13%    6.58%    19.01%    23.23%    19.40%
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST   PERFORMANCE  IS  NO  GUARANTEE  OF  FUTURE   RESULTS.   Morningstar(TM)
  proprietary ratings reflect historical risk-adjusted performance as of June 30, 2000. They are subject to change every month. Ratings are calculated from the Fund's 3-, 5-, and 10-year (if applicable) average annual total return in excess of 90-day Treasury-bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns. The overall rating is based on a weighted average of the Fund's three and five year performance. The Fund received four stars for the three year period and four stars for the five year period and was rated among 3,642 and 2,328 domestic equity funds, respectively. The top 10% of funds in a rating universe receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars the next 22.5% receive 2 stars and the bottom 10% receive 1 star. Ratings are for the Premier Class only; other classes may vary.
2 Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses.Had these fees and expenses not been waived,the Fund's return would have been lower. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
3 "S&P 500(R)" is a trademark of The McGraw-HillCompanies,Inc. and has been licensed for use by the Fund's investment advisor.S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. Index returns do not reflect expenses, which have been deducted from the Fund's return.
4 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
5 Lipper Inc. is a mutual fund performance monitor. Rankings are based on total returns and include all applicable fees and expenses.

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                                        4

Equity 500 Index -- Premier
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

the equity markets. Moreover, while higher oil prices should help slow demand by cutting into consumer purchasing power, they might also feed into underlying inflation by boosting wage demands. Even if the economy slows gracefully, the backdrop of slower profit growth and higher inflation will likely be less favorable for equities than the fundamentals we've seen for the last few years.

It is important to reiterate that as an index fund which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

As always, we appreciate your ongoing support of the Equity 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.

                         /S/ SIGNATURE JAMES CREIGHTON
                                 James Creighton
                   Chief Investment Officer -- Global Indexing
                           EQUITY 500 INDEX PORTFOLIO
                                  June 30, 2000

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EQUITY 500 INDEX -- PREMIER AND THE S&P 500 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE DECEMBER 31, 1992)

         BT Institutional Equity 500 Index Fund       S&P 500 Index
12/92                   10,000                            10,000
6/93                    10,491                            10,487
12/93                   10,984                            11,008
6/94                    10,615                            10,635
12/94                   11,137                            11,153
6/95                    13,388                            13,408
12/95                   15,323                            15,344
6/96                    16,854                            16,894
12/96                   18,809                            18,867
6/97                    22,669                            22,757
12/97                   25,060                            25,162
6/98                    29,479                            29,619
12/98                   32,265                            32,353
6/99                    36,194                            36,363
12/99                   38,961                            39,161
6/00                    38,749                            38,995


         Average Annual Total Return for the Periods Ended June 30, 2000

               1 Year 7.06% 5 Year 23.68% Since 12/31/92 1 19.80%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses.
S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.

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                                        5

Equity 500 Index -- Premier
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investment in Equity 500 Index Portfolio, at Value .........   $2,561,450,463
   Receivable for Shares of Beneficial Interest Subscribed ....        3,569,830
   Prepaid Expenses and Other .................................           22,707
                                                                  --------------
Total Assets ..................................................    2,565,043,000
                                                                  --------------
LIABILITIES
   Due to Bankers Trust .......................................           99,768
   Payable for Shares of Beneficial Interest Redeemed .........          943,075
   Income Dividend Payable ....................................        1,601,914
   Accrued Expenses ...........................................           84,523
                                                                  --------------
Total Liabilities .............................................        2,729,280
                                                                  --------------
NET ASSETS ....................................................   $2,562,313,720
                                                                  --------------
COMPOSITION OF NET ASSETS
   Paid-in Capital ............................................   $1,069,767,767
   Undistributed Net Investment Income ........................            6,817
   Accumulated Net Realized Gain from Investment
      and Futures Transactions ................................      313,963,790
   Net Unrealized Appreciation on Investments
      and Futures Contracts ...................................    1,178,575,346
                                                                  --------------
NET ASSETS ....................................................   $2,562,313,720
                                                                  ==============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares
   of beneficial interest authorized) .........................       14,068,166
                                                                  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)                     $       182.14
                                                                  ==============

See Notes to Financial Statements.
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                                        6
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Equity 500 Index -- Premier
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000
INVESTMENT INCOME
   Income allocated from Equity 500 Index Portfolio, net .....    $  16,314,047
                                                                  -------------
EXPENSES
   Administration and Services Fees ..........................          697,287
   Registration Fees .........................................          121,838
   Printing and Shareholder Reports ..........................            9,282
   Professional Fees .........................................            6,843
   Trustees Fees .............................................            2,138
   Miscellaneous .............................................            1,074
                                                                  -------------
Total Expenses ...............................................          838,462
Less: Fee Waivers or Expense Reimbursements ..................         (367,601)
                                                                  -------------
Net Expenses .................................................          470,861
                                                                  -------------
NET INVESTMENT INCOME ........................................       15,843,186
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions ............      318,886,575
   Net Realized Loss from Futures Transactions ...............       (3,435,548)
   Net Change in Unrealized Appreciation/Depreciation
      on Investments and Futures Contracts ...................     (354,037,179)
                                                                  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
   FUTURES CONTRACTS .........................................      (38,586,152)
                                                                  -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................    $ (22,742,966)
                                                                  =============

See Notes to Financial Statements.
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                                        7
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Equity 500 Index -- Premier
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX        FOR THE
                                                              MONTHS ENDED       YEAR ENDED
                                                                JUNE 30,        DECEMBER 31,
                                                                 2000 1             1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..................................  $    15,843,186   $    34,320,713
   Net Realized Gain (Loss) from Investment and
      Futures Transactions ................................      315,451,027       (11,090,414)
   Net Change in Unrealized Appreciation/Depreciation
      on Investments and Futures Contracts ................     (354,037,179)      463,357,905
                                                             ---------------   ---------------
Net Increase (Decrease) in Net Assets from Operations .....      (22,742,966)      486,588,204
                                                             ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ..................................      (16,561,117)      (33,637,786)
   Net Realized Gain from Investment and Futures
      Transactions ........................................       (5,203,886)               --
   In Excess of Net Realized Gain .........................               --       (33,934,707)
                                                             ---------------   ---------------
Total Distributions .......................................      (21,765,003)      (67,572,493)
                                                             ---------------   ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds fromSales of Shares ...........................      667,086,576     1,675,906,671
   Dividend Reinvestments .................................       18,177,138        58,323,079
   Cost of Shares Redeemed ................................   (1,069,333,275)   (1,451,324,070)
                                                             ---------------   ---------------
Net Increase (Decrease) from Capital Transactions in Shares
   of Beneficial Interest .................................     (384,069,561)      282,905,680
                                                             ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...................     (428,577,530)      701,921,391
NET ASSETS
   Beginning of Period ....................................    2,990,891,250     2,288,969,859
                                                             ---------------   ---------------
   End of Period (including undistributed net investment
      income of $6,817 and $724,748, respectively) ........  $ 2,562,313,720   $ 2,990,891,250
                                                             ===============   ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
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                                        8

Equity 500 Index -- Premier
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for Equity 500 Index -- Premier.

                                              FOR THE
                                             SIX MONTHS
                                                ENDED                     FOR THE YEARS ENDED DEC. 31,
                                           JUNE 30, 2000 1    1999        1998        1997       1996        1995
PER SHARE OPERATING PERFORMANCE:2
NET ASSET VALUE, BEGINNING OF PERIOD ........   $184.50     $156.72     $125.63     $100.08   $  83.82      $62.64
                                                -------     -------     -------     -------    -------      ------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ....................      1.14        2.26        2.05        2.04       1.98        1.80
   Net Realized and Unrealized Gain (Loss) on
     Investments and Futures Contracts ......     (2.09)      29.93       33.70       30.88      16.92       21.54
                                                -------     -------     -------     -------    -------      ------
Total from Investment Operations ............     (0.95)      32.19       35.75       32.92      18.90       23.34
                                                -------     -------     -------     -------    -------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ....................     (1.09)      (2.22)      (2.05)      (2.01)     (1.98)      (1.80)
   Net Realized Gain from Investment
     and Futures Transactions ...............     (0.32)         --       (2.61)      (5.36)     (0.66)      (0.36)
   In Excess of Net Realized Gain ...........        --       (2.19)         --          --         --          --
                                                -------     -------     -------     -------    -------      ------
Total Distributions .........................     (1.41)      (4.41)      (4.66)      (7.37)     (2.64)      (2.16)
                                                -------     -------     -------     -------    -------      ------
NET ASSET VALUE, END OF PERIOD ..............   $182.14     $184.50     $156.72     $125.63    $100.08      $83.82
                                                =======     =======     =======     =======    =======      ======
TOTAL INVESTMENT RETURN .....................     (0.54)%     20.75%      28.72%      33.23%     22.75%      37.59%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) .........................$2,562,314  $2,990,891  $2,288,970  $1,521,647 $1,218,455    $800,551
   Ratios to Average Net Assets:
     Net Investment Income ..................      1.14%3      1.31%       1.48%       1.74%      2.20%       2.52%
   Expenses After Waivers, Including
     Expenses of the Equity 500
     Index Portfolio ........................      0.10%3,4    0.10%       0.10%5      0.10%      0.10%       0.10%
   Expenses Before Waivers, Including
     Expenses of the Equity 500
     Index Portfolio ........................      0.14%3      0.13%       0.17%       0.21%      0.21%       0.23%

--------------------------------------------------------------------------------
1 Unaudited.
2 Per share amounts for the years ended December 31, 1995 through December 31, 1997 have been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
3 Annualized.
4 Effective March 15, 2000, Bankers Trust contractually agreed to limit the annual operating expenses for the portfolio to 0.05% of the portfolio's average daily net assets.
5 Effective May 6, 1998, Bankers Trust contractually agreed to limit its fees from the portfolio to the lesser of 0.005% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net net assets.

See Notes to Financial Statements.
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                                        9
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Equity 500 Index -- Premier
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as a business trust under the laws of the Commonwealth of Massachusetts. Equity 500 Index -- Premier (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations and began offering shares of beneficial interest on December 31, 1992. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio, which was approximately 35% at June 30, 2000.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to meet excise and federal tax requirements.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to the fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001, to the extent necessary, to limit all expenses to .02% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .10% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

--------------------------------------------------------------------------------

Equity 500 Index -- Premier
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At June 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                    FOR THE SIX
                    MONTHS ENDED            FOR THE YEAR ENDED
                   JUNE 30, 2000 1           DECEMBER 31, 1999
              -------------------------  -------------------------
                SHARES       AMOUNT        SHARES        AMOUNT
              --------- ---------------  ---------- ---------------
Sold          3,500,557 $   667,086,576  10,038,332 $ 1,675,906,671
Reinvested      267,111      18,177,138     339,350      58,323,079
Redeemed     (5,909,906) (1,069,333,275) (8,773,216) (1,451,324,070)
             ---------- ---------------  ---------- ---------------
Net Increase
 (Decrease)  (2,142,238)$  (384,069,561)  1,604,466 $   282,905,680
             ========== ===============  ========== ===============
--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--FUND NAME CHANGE
On April 30, 2000, the Fund changed its name from BT Institutional Equity 500 Index Fund to Equity 500 Index -- Premier.

--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                          SECURITY                             VALUE

           COMMON STOCK -- 98.4%
  196,505  3Com Corp.1 .......................................      $ 11,323,601
  871,006  Abbott Laboratories ...............................        38,814,205
   59,216  Adaptec, Inc.1 ....................................         1,347,164
  169,919  ADC Telecommunications, Inc.1 .....................        14,251,956
   70,090  Adobe Systems, Inc. ...............................         9,111,700
   20,818  Adolph Coors Co. -- Class B .......................         1,259,489
   83,341  Advanced Micro Devices, Inc.1 .....................         6,438,092
  258,282  AES Corp.1 ........................................        11,784,116
   80,969  Aetna, Inc. .......................................         5,197,198
  150,684  Aflac, Inc. .......................................         6,922,046
  256,065  Agilent Technologies1 .............................        18,884,794
  129,942  Air Products and Chemicals, Inc. ..................         4,003,838
   32,025  Alberto-Culver Co. -- Class B .....................           978,764
  247,048  Albertson's, Inc. .................................         8,214,346
  123,929  Alcan Aluminium Ltd. ..............................         3,841,799
  488,392  Alcoa, Inc. .......................................        14,163,368
   57,678  Allegheny Technologies ............................         1,038,204
   74,938  Allergan, Inc. ....................................         5,582,881
   95,669  Allied Waste Industries, Inc.1 ....................           956,690
  421,779  Allstate Corp. ....................................         9,384,583
  179,979  Alltel Corp. ......................................        11,147,449
  112,800  Altera Corp.1 .....................................        11,498,550
   57,850  ALZA Corp.1 .......................................         3,420,381
   52,862  Amerada Hess Corp. ................................         3,264,228
   71,679  Ameren Corp. ......................................         2,419,166
1,310,906  America Online, Inc.1 .............................        69,150,291
  193,318  American Electric Power Co.1 ......................         5,727,046
  757,320  American Express Co. ..............................        39,475,305
  140,044  American General Corp. ............................         8,542,684
   43,077  American Greetings Corp. --
             Class A .........................................           818,463
  739,011  American Home Products Corp. ......................        43,416,896
  875,888  American International Group, Inc. ................       102,916,840
   95,400  American Power Conversion Corp.1 ..................         3,893,512
  578,021  Amgen, Inc.1 ......................................        40,605,975
   83,807  AMR Corp.1 ........................................         2,215,648
  219,143  Amsouth Bancorp ...................................         3,451,502
   72,119  Anadarko Petroleum Corp. ..........................         3,556,368
  197,222  Analog Devices, Inc.1 .............................        14,988,872
   52,910  Andrew Corp.1 .....................................         1,775,792
  255,875  Anheuser Busch Cos., Inc. .........................        19,110,664
  146,820  AON Corp. .........................................         4,560,596
   67,465  Apache Corp. ......................................         3,967,785
  183,194  Apple Computer, Inc.1 .............................         9,594,786
  463,982  Applied Materials, Inc.1 ..........................        42,048,369
  340,637  Archer-Daniels-Midland Co. ........................         3,342,501
   23,346  Armstrong Holdings ................................           357,486
   40,281  Ashland, Inc. .....................................         1,412,353
  410,788  Associates First Capital Corp. --
             Class A .........................................         9,165,707
1,795,922  AT&T Corp. ........................................        56,796,033
   34,662  Autodesk, Inc. ....................................         1,202,338

   SHARES                          SECURITY                             VALUE

  357,270  Automatic Data Processing, Inc. ..................        $19,136,274
   79,388  Autozone, Inc.1 ..................................          1,746,536
   63,889  Avery Dennison Corp. .............................          4,288,549
  137,543  Avon Products, Inc. ..............................          6,120,663
  188,254  Baker Hughes, Inc. ...............................          6,024,128
   15,877  Ball Corp. .......................................            511,041
  938,793  Bank of America Corp. ............................         40,368,099
  416,400  Bank of New York Co., Inc. .......................         19,362,600
  648,820  Bank One Corp. ...................................         17,234,281
  224,106  Barrick Gold Corp. ...............................          4,075,928
   34,058  Bausch & Lomb, Inc. ..............................          2,635,238
  164,948  Baxter International, Inc. .......................         11,597,906
  195,415  BB&T Corp. .......................................          4,665,533
   64,384  Bear Stearns Cos., Inc. ..........................          2,679,984
  142,484  Becton, Dickinson & Co. ..........................          4,087,510
   80,170  Bed, Bath & Beyond, Inc.1 ........................          2,906,162
  879,005  Bell Atlantic Corp.1 .............................         44,664,442
1,065,531  BellSouth Corp. ..................................         45,418,259
   26,944  Bemis Co., Inc. ..................................            905,992
  115,836  Best Buy, Inc.1 ..................................          7,326,627
  159,396  Bestfoods ........................................         11,038,173
   75,283  Bethlehem Steel Corp.1 ...........................            268,196
   84,812  Biogen, Inc.1 ....................................          5,470,374
   63,910  Biomet, Inc. .....................................          2,456,541
   48,925  Black & Decker Corp. .............................          1,923,364
  137,387  BMC Software, Inc.1 ..............................          5,012,479
  491,453  Boeing Co. .......................................         20,548,879
   32,436  Boise Cascade Corp. ..............................            839,281
  237,089  Boston Scientific Corp.1 .........................          5,201,140
   13,176  Briggs & Stratton Corp. ..........................            451,278
1,123,136  Bristol-Myers Squibb Co. .........................         65,422,672
  120,000  Broadcom Corp. -- Class A 1 ......................         26,272,500
   25,298  Brown-Forman Corp. -- Class B ....................          1,359,767
   50,216  Brunswick Corp. ..................................            831,702
  242,597  Burlington Northern Santa Fe Corp. ...............          5,564,569
  120,425  Burlington Resources, Inc. .......................          4,606,256
   74,378  C P & L Energy ...................................          2,375,447
   28,986  C.R. Bard, Inc. ..................................          1,394,951
  103,435  Cabletron Systems, Inc.1 .........................          2,611,734
  239,297  Campbell Soup Co. ................................          6,969,525
  107,603  Capital One Financial Corp. ......................          4,801,784
  158,539  Cardinal Health, Inc. ............................         11,731,886
  342,413  Carnival Corp. -- Class A ........................          6,677,053
  200,712  Caterpillar, Inc. ................................          6,799,119
  399,406  Cendant Corp.1 ...................................          5,591,684
   34,221  Centex Corp.1 ....................................            804,193
   80,169  Centurytel, Inc. .................................          2,304,859
   82,393  Ceridian Corp.1 ..................................          1,982,582
  755,010  Charles Schwab Corp. .............................         25,387,211
  118,700  Charter One Financial, Inc. ......................          2,730,100
  700,086  Chase Manhattan Corp. ............................         32,247,711
  370,939  Chevron Corp. ....................................         31,460,264
   96,689  Chubb Corp. ......................................          5,946,373

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                          SECURITY                             VALUE

   95,456  CIGNA Corp. .....................................        $  8,925,136
   88,268  Cincinnati Financial Corp. ......................           2,774,925
   94,369  Cinergy Corp. ...................................           2,400,511
  115,320  Circuit City Stores, Inc. .......................           3,827,182
3,955,648  Cisco Systems, Inc.1 ............................         251,430,876
1,901,058  Citigroup .......................................         114,538,744
  122,330  Citrix Systems, Inc1 ............................           2,316,624
  191,179  Clear Channel Communications, Inc.1 .............          14,338,425
  134,271  Clorox Co. ......................................           6,017,019
   62,772  CMS Energy ......................................           1,388,830
  122,002  Coastal Corp. ...................................           7,426,872
1,398,103  Coca-Cola Co. ...................................          80,303,541
  245,233  Coca-Cola Enterprises, Inc. .....................           4,000,363
  330,277  Colgate-Palmolive Co. ...........................          19,775,335
   45,733  Columbia Energy Group ...........................           3,001,228
  508,458  Comcast Corp. -- Special Class A 1 ..............          20,592,549
   87,697  Comerica, Inc. ..................................           3,935,403
  959,909  Compaq Computer Corp. ...........................          24,537,674
  330,471  Computer Associates International,
             Inc ...........................................          16,915,984
   94,950  Computer Sciences Corp.1 ........................           7,091,578
  202,958  Compuware Corp.1 ................................           2,105,689
   86,122  Comverse Technology1 ............................           8,009,346
  288,537  ConAgra, Inc. ...................................           5,500,237
  119,900  Conexant Systems1 ...............................           5,830,137
  356,702  Conoco, Inc. -- Class B .........................           8,761,493
  184,500  Conseco, Inc. ...................................           1,798,875
  126,736  Consolidated Edison, Inc. .......................           3,754,554
   63,351  Consolidated Stores Corp.1 ......................             760,212
   75,134  Constellation Energy Group, Inc. ................           2,446,551
   84,700  Convergys Corp.1 ................................           4,393,812
   57,832  Cooper Industries, Inc. .........................           1,883,154
   45,660  Cooper Tire & Rubber Co. ........................             507,967
  158,822  Corning, Inc. ...................................          42,862,087
  251,705  Costco Wholesale Corp1 ..........................           8,306,265
   63,361  Countrywide Credit Industries, Inc. .............           1,920,630
   36,617  Crane Co. .......................................             890,251
   90,446  Crown Cork & Seal Co., Inc. .....................           1,356,690
  125,521  CSX Corp. .......................................           2,659,476
   27,803  Cummins Engine Co., Inc. ........................             757,632
  222,184  CVS Corp. .......................................           8,887,360
   90,717  Dana Corp. ......................................           1,922,066
   80,080  Danaher Corp. ...................................           3,958,955
   74,654  Darden Restaurants, Inc. ........................           1,213,127
  133,475  Deere & Co. .....................................           4,938,575
1,453,350  Dell Computer Corp.1 ............................          71,668,322
  318,938  Delphi Automotive Systems .......................           4,644,535
   73,039  Delta Air Lines, Inc. ...........................           3,693,034
   43,490  Deluxe Corp. ....................................           1,024,733
   58,534  Dillard Department Stores, Inc. --
             Class A .......................................             717,041
  187,486  Dollar General Corp. ............................           3,655,977
  134,617  Dominion Resources, Inc. ........................           5,771,704

   SHARES                          SECURITY                             VALUE

  115,237  Dover Corp. .......................................      $  4,674,301
  372,807  Dow Chemical Co. ..................................        11,254,111
   49,036  Dow Jones & Co., Inc. .............................         3,591,887
   80,967  DTE Energy Co. ....................................         2,474,554
  592,965  Du Pont (E.I.) de Nemours & Co. ...................        25,942,219
  206,885  Duke Power Co. ....................................        11,663,142
   91,434  Dun & Bradstreet Corp. ............................         2,617,298
   14,652  Eastern Enterprises ...............................           923,076
   50,300  Eastman Chemical Co. ..............................         2,401,825
  178,212  Eastman Kodak Co. .................................        10,603,614
   43,982  Eaton Corp. .......................................         2,946,794
   73,428  Ecolab, Inc. ......................................         2,868,281
  193,084  Edison International, Inc. ........................         3,958,222
  128,540  El Paso Energy Corp. ..............................         6,547,506
  284,418  Electronic Data Systems Corp. .....................        11,732,242
  628,982  Eli Lilly & Co. ...................................        62,819,577
1,229,740  EMC Corp.1 ........................................        94,613,121
  246,970  Emerson Electric Co. ..............................        14,910,814
   71,421  Engelhard Corp. ...................................         1,218,621
  403,847  Enron Corp. .......................................        26,048,131
  134,112  Entergy Corp. .....................................         3,646,170
   76,876  Equifax, Inc. .....................................         2,017,995
1,985,363  Exxon Mobil Corp. .................................       155,850,995
  570,689  Fannie Mae ........................................        29,782,832
  119,255  Federated Department Stores, Inc.1 ................         4,024,856
  170,726  Fedex Corp.1 ......................................         6,487,588
  174,724  Fifth Third Bancorp ...............................        11,051,293
  237,707  First Data Corp. ..................................        11,796,210
  558,808  First Union Corp. .................................        13,865,423
  560,374  Firstar Corp. .....................................        11,802,877
  129,033  FirstEnergy Corp. .................................         3,016,146
  510,532  Fleet Boston Financial Corp. ......................        17,358,088
   53,100  Florida Progress Corp. ............................         2,489,062
   43,490  Fluor Corp. .......................................         1,375,371
   17,575  FMC Corp.1 ........................................         1,019,350
  683,364  Ford Motor Co. ....................................        29,384,652
  122,666  Fort James Corp. ..................................         2,836,651
   93,442  Fortune Brands, Inc. ..............................         2,155,006
  100,924  FPL Group, Inc. ...................................         4,995,738
  142,247  Franklin Resources, Inc. ..........................         4,320,753
  389,746  Freddie Mac .......................................        15,784,713
   67,666  Freeport-McMoRan Copper & Gold,
             Inc. -- Class B 1 ...............................           625,910
  150,928  Gannett Co., Inc. .................................         9,027,381
  479,922  Gap, Inc. .........................................        14,997,562
  179,389  Gateway Inc.1 .....................................        10,180,326
  113,563  General Dynamics Corp. ............................         5,933,667
5,589,127  General Electric Co. ..............................       296,223,731
  170,376  General Mills, Inc. ...............................         6,516,882
  303,042  General Motors Corp. ..............................        17,595,376
   99,650  Genuine Parts Co. .................................         1,993,000
   96,799  Georgia-Pacific Corp. .............................         2,540,974
  591,285  Gillette Co. ......................................        20,658,020

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                          SECURITY                             VALUE

  510,370  Global Crossing Ltd.1 .............................      $ 13,429,111
   94,009  Golden West Financial Corp. .......................         3,836,742
   56,401  Goodrich (B.F.) Co. ...............................         1,921,159
   88,573  Goodyear Tire & Rubber Co. ........................         1,771,460
   68,803  GPU, Inc. .........................................         1,861,981
   20,881  Great Atlantic & Pacific Tea Co., Inc. ............           347,147
   32,530  Great Lakes Chemical Corp. ........................         1,024,695
  549,894  GTE Corp. .........................................        34,230,901
  174,252  Guidant Corp.1 ....................................         8,625,474
   57,534  H & R Block, Inc. .................................         1,862,663
  205,385  H.J. Heinz Co. ....................................         8,985,594
  251,861  Halliburton Co. ...................................        11,884,691
   43,229  Harcourt General, Inc. ............................         2,350,577
  170,632  Harley-Davidson, Inc. .............................         6,569,332
   71,139  Harrah's Entertainment, Inc.1 .....................         1,489,473
  123,849  Hartford Financial Services Group,
             Inc. ............................................         6,927,803
  109,470  Hasbro, Inc. ......................................         1,648,892
  319,016  HCA Healthcare Co .................................         9,690,111
  218,473  HEALTHSOUTH Corp.1 ................................         1,570,275
   60,147  Hercules, Inc. ....................................           845,817
   76,958  Hershey Foods Corp. ...............................         3,732,463
  569,391  Hewlett-Packard Co. ...............................        71,102,701
  204,943  Hilton Hotels Corp. ...............................         1,921,341
1,319,456  Home Depot, Inc. ..................................        65,890,334
  126,503  Homestake Mining Co. ..............................           869,708
  450,710  Honeywell International, Inc. .....................        15,183,293
  267,100  Household International, Inc. .....................        11,101,344
   94,682  Humana, Inc.1 .....................................           461,575
  127,713  Huntington Bancshares, Inc. .......................         2,019,462
        2  Huttig Building Products, Inc.1 ...................                 8
  169,816  Illinois Tool Works, Inc. .........................         9,679,512
  175,012  IMS Health, Inc. ..................................         3,150,216
   98,148  Inco, Ltd.1 .......................................         1,509,025
   92,312  Ingersoll-Rand Co. ................................         3,715,558
1,906,165  Intel Corp. .......................................       254,830,433
1,008,007  International Business Machines
             Corp. ...........................................       110,439,767
   59,815  International Flavors & Fragrances,
             Inc. ............................................         1,805,665
  274,349  International Paper Co. ...........................         8,179,030
  159,163  Interpublic Group of Cos., Inc. ...................         6,844,009
   50,281  ITT Industries ....................................         1,527,285
  148,110  J.C. Penney Co., Inc. .............................         2,730,778
   57,492  Jefferson-Pilot Corp. .............................         3,244,705
  788,360  Johnson & Johnson .................................        80,314,175
   44,502  Johnson Controls, Inc. ............................         2,283,509
   62,850  Kansas City Southern Industries ...................         5,574,009
   27,739  Kaufman & Broad Home Corp. ........................           549,579
  227,265  Kellogg Co. .......................................         6,761,134
   52,314  Kerr-McGee Corp. ..................................         3,083,256
  246,722  KeyCorp ...........................................         4,348,475
  314,323  Kimberly Clark Corp. ..............................        18,034,282

   SHARES                          SECURITY                             VALUE

  104,333  KLA/Tencor Corp.1 .................................      $  6,110,001
  275,414  Kmart Corp.1 ......................................         1,876,258
   49,668  Knight-Ridder, Inc. ...............................         2,641,717
  184,528  Kohls Corp.1 ......................................        10,264,370
  472,029  Kroger Co.1 .......................................        10,414,140
  110,600  Leggett & Platt, Inc. .............................         1,824,900
   68,289  Lehman Brothers, Inc. .............................         6,457,579
   72,420  Lexmark International Group, Inc. --
             Class A 1 .......................................         4,870,245
  236,832  Limited, Inc. .....................................         5,121,492
  110,716  Lincoln National Corp. ............................         3,999,616
  181,700  Linear Technology Corp. ...........................        11,617,444
   39,344  Liz Claiborne, Inc. ...............................         1,386,876
  219,223  Lockheed Martin Corp. .............................         5,439,471
   56,632  Loews Corp. .......................................         3,397,920
   22,586  Longs Drug Stores, Inc. ...........................           491,246
   63,392  Louisiana-Pacific Corp. ...........................           689,388
  216,745  Lowe's Cos., Inc. .................................         8,900,092
  166,812  LSI Logic Corp.1 ..................................         9,028,700
1,851,883  Lucent Technologies, Inc. .........................       109,724,068
   41,785  Mallinckrodt Group, Inc. ..........................         1,815,036
   58,220  Manor Care, Inc.1 .................................           407,540
  139,893  Marriott International ............................         5,044,891
  151,073  Marsh and McLennan Cos., Inc. .....................        15,777,686
  253,943  Masco Corp. .......................................         4,586,845
  235,579  Mattel, Inc. ......................................         3,106,698
  157,900  Maxim Integrated Products, Inc.1 ..................        10,727,331
  188,608  May Department Stores Co. .........................         4,526,592
   49,756  Maytag Corp. ......................................         1,834,753
   54,006  MBIA, Inc. ........................................         2,602,414
  455,003  MBNA Corp. ........................................        12,341,956
   37,330  McDermott International, Inc. .....................           328,971
  766,043  McDonald's Corp. ..................................        25,231,541
  112,459  McGraw-Hill, Inc. .................................         6,072,786
  157,720  McKesson HBOC, Inc. ...............................         3,302,263
   55,820  Mead Corp. ........................................         1,409,455
  346,221  MediaOne Group1 ...................................        23,123,668
  124,700  Medimmune Inc.1 ...................................         9,227,800
  676,677  Medtronic, Inc. ...................................        33,706,973
  278,220  Mellon Financial Corp. ............................        10,137,641
1,302,515  Merck & Co., Inc. .................................        99,805,212
   39,700  Mercury Interactive Corp.1 ........................         3,840,975
   31,782  Meredith Corp. ....................................         1,072,643
  210,086  Merrill Lynch & Co., Inc. .........................        24,159,890
   66,131  MGIC Investment Corp. .............................         3,008,961
  316,798  Micron Technology, Inc.1 ..........................        27,898,024
2,978,519  Microsoft Corp.1 ..................................       238,281,520
   25,176  Millipore Corp. ...................................         1,897,641
  226,013  Minnesota Mining & Manufacturing
             Co. .............................................        18,646,073
  110,498  Molex, Inc. .......................................         5,317,716
  641,103  Morgan Stanley Dean Witter
             Discover & Co. ..................................        53,371,825

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                          SECURITY                             VALUE

   91,965  Morgan, (J.P.) & Co., Inc. .........................   $   10,127,646
1,204,548  Motorola, Inc. .....................................       35,007,176
  180,329  Nabisco Group Holdings .............................        4,677,283
  356,312  National City Corp. ................................        6,079,574
   97,225  National Semiconductor Corp.1 ......................        5,517,519
   23,892  National Service Industries, Inc. ..................          465,894
   36,217  Navistar International Corp.1 ......................        1,124,991
   54,393  NCR Corp.1 .........................................        2,117,927
  177,416  Network Appliance, Inc.1 ...........................       14,281,988
   60,071  New Century Energies, Inc. .........................        1,802,130
   97,966  New York Times Co. -- Class A ......................        3,869,657
  160,245  Newell Rubbermaid, Inc. ............................        4,126,309
   97,393  Newmont Mining Corp. ...............................        2,106,124
  439,360  Nextel Communications, Inc. --
             Class A 1 ........................................       26,883,340
  127,105  Niagara Mohawk Power Corp.1 ........................        1,771,526
   26,461  NICOR, Inc. ........................................          863,290
  157,489  Nike, Inc. .........................................        6,270,031
   77,922  Nordstrom, Inc. ....................................        1,879,868
  213,203  Norfolk Southern Corp. .............................        3,171,395
1,689,028  Nortel Networks Corp. ..............................      115,276,161
   65,419  Northern States Power Co. ..........................        1,320,646
  125,907  Northern Trust Corp. ...............................        8,191,824
   39,562  Northrop Grumman Corp. .............................        2,620,983
  183,949  Novell, Inc.1 ......................................        1,701,528
   65,101  Novellus Systems, Inc.1 ............................        3,682,275
   54,749  Nucor Corp. ........................................        1,816,982
  209,111  Occidental Petroleum Corp. .........................        4,404,400
  187,041  Office Depot, Inc.1 ................................        1,169,006
   77,574  Old Kent Financial Corp. ...........................        2,075,105
  100,623  Omnicom Group, Inc. ................................        8,961,736
   16,020  Oneok, Inc. ........................................          415,519
1,616,366  Oracle Corp.1 ......................................      135,875,767
   31,773  Owens Corning ......................................          293,900
   82,512  Owens-Illinois, Inc.1 ..............................          964,359
   43,399  Paccar, Inc. .......................................        1,722,398
  100,032  Pactiv Corp.1 ......................................          787,752
   80,981  Paine Webber Group, Inc. ...........................        3,684,636
   68,970  Pall Corp. .........................................        1,275,945
  154,897  Parametric Technology Corp.1 .......................        1,703,867
   63,370  Parker-Hannifin Corp. ..............................        2,170,423
  210,381  Paychex, Inc. ......................................        8,836,002
  116,640  PE Corp. -- PE Biosystems Group ....................        7,683,660
  104,041  PECO Energy ........................................        4,194,153
   19,200  People's Energy Corp. ..............................          621,600
  151,094  Peoplesoft, Inc.1 ..................................        2,530,825
  823,624  PepsiCo, Inc. ......................................       36,599,792
   26,313  Perkin Elmer, Inc. .................................        1,739,947
3,579,682  Pfizer, Inc. .......................................      171,824,736
  231,869  PG&E Corp. .........................................        5,709,774
  708,252  Pharmacia Corp. ....................................       36,607,775
   42,295  Phelps Dodge Corp. .................................        1,572,845
1,309,236  Philip Morris Cos ..................................       34,776,581

   SHARES                          SECURITY                             VALUE

  141,138  Phillips Petroleum Co. ...........................        $ 7,153,932
   48,045  Pinnacle West Capital Corp. ......................          1,627,524
  150,276  Pitney Bowes, Inc. ...............................          6,011,040
  165,830  Placer Dome, Inc. ................................          1,585,749
  166,431  PNC Bank Corp. ...................................          7,801,453
   24,963  Polaroid Corp. ...................................            450,894
   15,619  Potlatch Corp. ...................................            517,379
   98,450  PPG Industries, Inc. .............................          4,362,566
   70,992  PPL Corp. ........................................          1,557,387
   90,062  Praxair, Inc. ....................................          3,371,696
  745,693  Procter & Gamble Co. .............................         42,690,924
   39,448  Progressive Corporation of Ohio ..................          2,919,152
   79,675  Providian Financial Corp. ........................          7,170,750
  122,784  Public Service Enterprise Group ..................          4,251,396
   25,108  Pulte Corp. ......................................            542,961
   74,929  Quaker Oats Co. ..................................          5,629,041
  417,788  Qualcomm, Inc.1 ..................................         25,067,280
   72,068  Quintiles Transnational Corp.1 ...................          1,017,961
   15,052  Qwest Communications International,
             Inc.1 ..........................................            747,896
   72,667  R.R. Donnelley & Sons Co. ........................          1,639,549
  109,619  Radioshack Corp. .................................          5,193,200
  171,658  Ralston Purina Group .............................          3,422,431
  192,893  Raytheon Co. -- Class B ..........................          3,713,190
   29,758  Reebok International Ltd.1 .......................            474,268
  122,161  Regions Financial Corp. ..........................          2,427,950
  145,196  Reliant Energy ...................................          4,292,357
  153,057  Rite Aid Corp. ...................................          1,004,437
  111,499  Rockwell International Corp. .....................          3,512,219
  129,983  Rohm & Haas Co. ..................................          4,484,414
   47,276  Rowan Cos., Inc.1 ................................          1,436,009
1,212,939  Royal Dutch Petroleum Co. ........................         74,671,557
   19,646  Russell Corp. ....................................            392,920
   38,979  Ryder Systems, Inc. ..............................            738,165
   68,960  Sabre Group Holdings, Inc. .......................          1,965,360
   72,432  Safeco Corp. .....................................          1,439,586
  281,173  Safeway, Inc.1 ...................................         12,687,932
   72,900  Sanmina Corp.1 ...................................          6,232,950
   32,700  Sapient Corp.1 ...................................          3,496,856
  492,555  Sara Lee Corp. ...................................          9,512,468
1,931,765  SBC Communications, Inc. .........................         83,548,836
  831,316  Schering-Plough Corp. ............................         41,981,458
  314,302  Schlumberger Ltd. ................................         23,454,787
   89,116  Scientific-Atlanta, Inc. .........................          6,639,142
  122,249  Seagate Technology, Inc.1 ........................          6,723,695
  245,303  Seagram Co. Ltd. .................................         14,227,574
   47,345  Sealed Air Corp.1 ................................          2,479,694
  200,049  Sears, Roebuck & Co. .............................          6,526,599
  138,396  Sempra Energy ....................................          2,352,732
   17,384  Shared Medical Systems ...........................          1,267,946
   97,650  Sherwin-Williams Co. .............................          2,068,959
  115,700  Siebel Systems, Inc.1 ............................         18,924,181
   58,611  Sigma Aldrich Corp. ..............................          1,714,372

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES                          SECURITY                             VALUE

   91,748  SLM Holding Corp. .................................       $ 3,434,816
   33,332  Snap-On Tools Corp. ...............................           887,465
  334,986  Solectron Corp.1 ..................................        14,027,539
  367,400  Southern Co. ......................................         8,565,013
   99,984  Southtrust Corp ...................................         2,262,138
  285,555  Southwest Airlines Co. ............................         5,407,698
    6,077  Springs Industries, Inc. -- Class A ...............           195,603
  493,014  Sprint Corp. ......................................        25,143,714
  515,393  Sprint PCS1 .......................................        30,665,884
   47,631  St. Jude Medical, Inc.1 ...........................         2,185,072
  120,154  St. Paul Cos., Inc. ...............................         4,100,255
   49,794  Stanley Works .....................................         1,182,608
  266,592  Staples, Inc.1 ....................................         4,098,852
  100,800  Starbucks Corp.1 ..................................         3,849,300
   90,452  State Street Corp. ................................         9,593,565
  100,812  Summit Bancorp ....................................         2,482,496
  894,387  Sun Microsystems, Inc.1 ...........................        81,333,318
   53,113  Sunoco, Inc. ......................................         1,563,514
  171,263  Suntrust Banks, Inc. ..............................         7,824,578
   83,909  SuperValu, Inc. ...................................         1,599,515
  156,590  Synovus Financial Corp. ...........................         2,759,899
  189,462  Sysco Corp. .......................................         7,981,087
   67,887  T. Rowe Price Associates, Inc. ....................         2,885,198
  248,111  Target Corp. ......................................        14,390,438
   26,199  Tektronix, Inc. ...................................         1,938,726
  227,589  Tellabs, Inc.1 ....................................        15,575,622
   31,050  Temple Inland, Inc. ...............................         1,304,100
  176,578  Tenet Healthcare Corp. ............................         4,767,606
   96,497  Teradyne, Inc.1 ...................................         7,092,530
  314,175  Texaco, Inc. ......................................        16,729,819
  926,358  Texas Instruments, Inc. ...........................        63,629,215
   83,912  Textron, Inc. .....................................         4,557,471
   89,545  Thermo Electron Corp.1 ............................         1,886,042
   37,736  Thomas & Betts Corp. ..............................           721,701
   34,100  Tiffany & Co. .....................................         2,301,750
  734,771  Time Warner, Inc. .................................        55,842,596
   32,700  Times Mirror Co. -- Class A .......................         2,963,438
   33,548  Timken Co. ........................................           624,832
  177,279  TJX Cos., Inc. ....................................         3,323,981
   74,504  Torchmark Corp. ...................................         1,839,318
   81,486  Tosco Corp. .......................................         2,307,072
  138,115  Toys `R' Us, Inc.1 ................................         2,011,300
  116,142  Transocean Sedco ..................................         6,206,338
  133,460  Tribune Co. .......................................         5,274,707
   86,324  Tricon Global Restaurants, Inc.1 ..................         2,438,653
   65,667  TRW, Inc. .........................................         2,848,306
   33,231  Tupperware Corp. ..................................           731,082
  149,653  TXU Corp. .........................................         4,414,764
  957,517  Tyco International Ltd. ...........................        45,362,368
  426,201  U.S. Bancorp ......................................         8,204,369
  295,513  U.S. West, Inc. ...................................        25,340,240
  100,711  Unicom Corp. ......................................         3,896,257
  322,974  Unilever NV .......................................        13,887,882

   SHARES                          SECURITY                             VALUE

   75,897  Union Carbide Corp. ..........................           $  3,756,902
  139,560  Union Pacific Corp. ...........................             5,189,888
  153,275  Union Pacific Resources Group, Inc. ...........             3,372,050
   78,574  Union Planters Corp. ..........................             2,195,161
  174,861  Unisys Corp.1 .................................             2,546,413
  268,674  United Technologies Corp. .....................            15,818,182
   96,091  Unitedhealth Group, Inc. ......................             8,239,803
  133,824  Unocal Corp. ..................................             4,432,920
  135,912  Unumprovident Corp. ...........................             2,726,735
   40,406  US Airways Group, Inc.1 .......................             1,575,834
   92,004  UST, Inc. .....................................             1,351,309
   49,537  USX -- U.S. Steel Group .......................               919,531
  177,930  USX Marathon Group ............................             4,459,371
   65,111  V.F. Corp. ....................................             1,550,456
  223,300  Veritas Software Corp.1 .......................            25,236,389
  877,806  Viacom, Inc. -- Class B 1 .....................            59,855,397
   89,475  Visteon Corp ..................................             1,084,883
   56,708  Vulcan Materials Co. ..........................             2,420,723
   40,741  W.R. Grace & Co.1 .............................               493,985
   52,610  W.W. Grainger, Inc. ...........................             1,621,046
  114,236  Wachovia Corp. ................................             6,197,303
2,544,723  Wal-Mart Stores, Inc. .........................           146,639,663
  570,324  Walgreen Co. ..................................            18,357,304
1,197,872  Walt Disney Co. ...............................            46,492,407
  310,224  Washington Mutual, Inc. .......................             8,957,718
  365,375  Waste Management, Inc. ........................             6,942,125
   55,191  Watson Pharmaceuticals1 .......................             2,966,516
   35,959  Wellpoint Health Networks, Inc.1 ..............             2,604,780
  912,626  Wells Fargo Co. ...............................            35,364,258
   71,649  Wendy's International, Inc. ...................             1,276,248
   53,569  Westvaco Corp. ................................             1,329,181
  135,051  Weyerhaeuser Co. ..............................             5,807,193
   41,942  Whirlpool Corp. ...............................             1,955,546
   60,554  Willamette Industries, Inc. ...................             1,650,097
  245,907  Williams Cos., Inc. ...........................            10,251,248
   65,185  Winn Dixie Stores, Inc. .......................               932,960
   64,764  Wm. Wrigley, Jr. Co. ..........................             5,193,263
1,623,131  Worldcom, Inc.1 ...............................            74,461,135
   47,942  Worthington Industries, Inc. ..................               503,391
  376,376  Xerox Corp. ...................................             7,809,802
  181,299  Xilinx, Inc.1 .................................            14,968,499
  305,545  Yahoo!, Inc.1 .................................            37,849,387
   41,584  Young & Rubicam ...............................             2,378,085
                                                                  --------------
TOTAL COMMON STOCK
   (Cost $4,923,424,736) .................................         7,128,372,492
                                                                  --------------

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES/
  PRINCIPAL
   AMOUNT                         SECURITY                             VALUE

             SHORT TERM INSTRUMENTS -- 2.1%
             MUTUAL FUND -- 2.0%

141,630,208  Cash Management Institutional .................     $  141,630,208
             U.S. TREASURY BILL -- 0.1%
$11,550,000    5.61%, 9/7/002 ..............................         11,430,365
                                                                 --------------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $153,059,511) .....................................        153,060,573
                                                                 --------------
TOTAL INVESTMENTS
   (Cost $5,076,484,247) ..........................  100.5%       7,281,433,065

LIABILITIES IN EXCESS OF OTHER ASSETS .............   (0.5)         (37,447,720)
                                                     -----       --------------
NET ASSETS ........................................  100.0%      $7,243,985,345
                                                     =====       ==============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 Held as collateral for futures contracts.

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investments at Value (Cost of $5,076,484,247) ............    $7,281,433,065
   Cash .....................................................         3,087,847
   Receivable for Shares of Beneficial Interest Subscribed ..         3,163,942
   Receivable for Securities Sold ...........................        11,239,840
   Variation Margin Receivable ..............................         1,206,852
   Dividends and Interest Receivable ........................         6,355,111
   Other Assets .............................................           100,566
                                                                 --------------
Total Assets ................................................     7,306,587,223
                                                                 --------------
LIABILITIES
   Payable for Securities Purchased .........................         3,749,598
   Payable for Shares ofBeneficial Interest Redeemed ........        58,556,607
   Due to Bankers Trust .....................................           295,673
                                                                 --------------
Total Liabilities ...........................................        62,601,878
                                                                 --------------
NET ASSETS ..................................................    $7,243,985,345
                                                                 ==============
COMPOSITION OF NET ASSETS
   Paid-in Capital ..........................................    $5,039,932,426
   Net Unrealized Appreciation on Investments and Futures
     Contracts ..............................................     2,204,052,919
                                                                 --------------
NET ASSETS ..................................................    $7,243,985,345
                                                                 ==============

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $335,264) ..      $  46,366,945
   Interest ................................................            337,405
                                                                  -------------
Total Investment Income ....................................         46,704,350
                                                                  -------------
EXPENSES
   Advisory Fees ...........................................          2,348,749
   Administration and Services Fees ........................             98,084
   Professional Fees .......................................             17,252
   Trustees Fees ...........................................              1,622
   Miscellaneous ...........................................                819
                                                                  -------------
Total Expenses .............................................          2,466,526
                                                                  -------------
NET INVESTMENT INCOME ......................................         44,237,824
                                                                  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS
   Net Realized Gain from Investment Transactions ..........        828,725,066
   Net Realized Loss from Futures Transactions .............         (9,545,343)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments and Futures Contracts ..................       (944,339,124)
                                                                  -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FUTURES CONTRACTS ...................................       (125,159,401)
                                                                  -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .................      $ (80,921,577)
                                                                  =============

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE SIX            FOR THE
                                                         MONTHS ENDED           YEAR ENDED
                                                           JUNE 30,            DECEMBER 31,
                                                             2000 1                1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................    $    44,237,824     $    92,907,589
   Net Realized Gain (Loss) from Investment and
      Futures Transactions ..........................        819,179,723         (26,748,772)
   Net Change in Unrealized Appreciation/Depreciation
      on Investments and Futures Contracts ..........       (944,339,124)      1,245,281,501
                                                         ---------------     ---------------
Net Increase (Decrease) in Net Assets from Operations        (80,921,577)      1,311,440,318
                                                         ---------------     ---------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested ...................      2,113,458,132       4,399,103,297
   Value of Capital Withdrawn .......................     (2,953,648,092)     (2,745,951,143)
                                                         ---------------     ---------------
Net Increase (Decrease) in Net Assets from Capital
   Transactions .....................................       (840,189,960)      1,653,152,154
                                                         ---------------     ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............       (921,111,537)      2,964,592,472
NET ASSETS
   Beginning of Period ..............................      8,165,096,882       5,200,504,410
                                                         ---------------     ---------------
   End of Period ....................................    $ 7,243,985,345     $ 8,165,096,882
                                                         ===============     ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                         FOR THE SIX
                                        MONTHS ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                       JUNE 30, 2000 1    1999       1998        1997        1996        1995
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ..................  $7,243,985    $8,165,097  $5,200,504  $2,803,086  $1,925,224  $1,080,736
   Ratios toAverage Net Assets:
     Net Investment Income ...........        1.18%2        1.35%       1.50%       1.76%       2.20%       2.52%
     Expenses After Waivers ..........       0.065%2,3      0.08%       0.08%4      0.08%       0.10%       0.10%
     Expenses Before Waivers .........       0.065%2,3      0.08%       0.10%       0.15%       0.15%       0.15%
     Portfolio Turnover Rate .........          11%           13%          4%         19%         15%          6%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.
3 Effective March 15, 2000, Bankers Trust contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
4 Effective May 6, 1998, Bankers Trust contractually agreed to limit its fees from the portfolio to the lesser of 0.005% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.

See Notes to Financial Statements
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost that, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. The agreement provides for the Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, computed as a percentage of the average daily net assets of the Portfolio. Effective March 15, 2000, Bankers Trust agreed to limit the total amount of annual operating expenses of the Portfolio to .05% under the agreement. Under this agreement, the investment advisory fee and the administration and services fee have been reduced to .05% and .08%, respectively of the Portfolio's average daily net assets.

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the six months ended June 30, 2000 amounted to $4,482,789 and are included in dividend income.

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                                       22

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000, were $831,032,886 and $1,545,748,872, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2000 was $5,076,484,247. The aggregate gross unrealized appreciation was $2,591,087,303 and the aggregate gross unrealized depreciation was $386,138,485 for all investments as of June 30, 2000.

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2000 is as follows:

                                                         MARKET      UNREALIZED
TYPE OF FUTURE   EXPIRATION   CONTRACTS    POSITION       VALUE     DEPRECIATION
--------------   ----------   ---------    --------      ------     ------------
S&P 500 Index    September
  Futures          2000          165         Long      $60,559,125    $(895,899)

At  June  30,  2000,  the  Portfolio  segregated  securities  with  a  value  of
approximately   $11,430,365  to  cover  margin   requirements  on  open  futures
contracts.

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                                       23

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management,Inc. and Deutsche Asset Management Investment Services Limited.

Equity 500 Index -- Premier                                     CUSIP #055924500
                                                                1681SA (06/00)

Distributed by:
ICC Distributors, Inc.